UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE EQUITY TRUST

LEGG MASON CLEARBRIDGE VARIABLE

FUNDAMENTAL ALL CAP VALUE

PORTFOLIO

FORM N-Q

MARCH 31, 2011

LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO

Schedule of investments (unaudited)	March 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 8.8%
Hotels, Restaurants & Leisure - 1.1%
Carnival Corp.	204,410	$7,841,168

Household Durables - 0.2%
Toll Brothers Inc.	84,690	1,674,321	*

Leisure Equipment & Products - 1.3%
Mattel Inc.	352,690	8,792,562

Media - 2.6%
Walt Disney Co.	413,560	17,820,300

Specialty Retail - 3.6%
Gap Inc.	320,510	7,262,757
Home Depot Inc.	471,600	17,477,496

Total Specialty Retail		24,740,253

TOTAL CONSUMER DISCRETIONARY		60,868,604

CONSUMER STAPLES - 4.9%
Food & Staples Retailing - 2.6%
FHC Delaware Inc.	10,971	0	*(a)(b)
Safeway Inc.	748,820	17,627,223

Total Food & Staples Retailing		17,627,223

Food Products - 2.3%
Unilever PLC	307,520	9,373,143
Unilever PLC, ADR	222,777	6,821,432

Total Food Products		16,194,575

TOTAL CONSUMER STAPLES		33,821,798

ENERGY - 15.7%
Energy Equipment & Services - 7.4%
Baker Hughes Inc.	239,110	17,557,847
Halliburton Co.	378,370	18,857,961
Schlumberger Ltd.	156,470	14,592,392

Total Energy Equipment & Services		51,008,200

Oil, Gas & Consumable Fuels - 8.3%
ConocoPhillips	193,160	15,425,758
Devon Energy Corp.	162,740	14,934,650
Hess Corp.	227,080	19,349,487
Noble Energy Inc.	82,810	8,003,586

Total Oil, Gas & Consumable Fuels		57,713,481

TOTAL ENERGY		108,721,681

FINANCIALS - 21.3%
Capital Markets - 4.8%
BlackRock Inc.	36,080	7,252,441
Franklin Resources Inc.	74,660	9,338,473
Morgan Stanley	610,390	16,675,854

Total Capital Markets		33,266,768

Commercial Banks - 3.3%
First Republic Bank	34,750	1,074,122	*
KeyCorp	767,170	6,812,470
U.S. Bancorp	562,620	14,870,047

Total Commercial Banks		22,756,639

Diversified Financial Services - 4.7%
Bank of America Corp.	486,180	6,480,779
JPMorgan Chase & Co.	560,106	25,820,887

Total Diversified Financial Services		32,301,666

Insurance - 4.8%
Allied World Assurance Co. Holdings Ltd.	205,660	12,892,826
Chubb Corp.	237,520	14,562,351
CNA Surety Corp.	236,981	5,986,140	*

Total Insurance		33,441,317

Real Estate Investment Trusts (REITs) - 2.1%
Pebblebrook Hotel Trust	239,375	5,302,156

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
Weyerhaeuser Co.	359,859	$8,852,532

Total Real Estate Investment Trusts (REITs)		14,154,688

Real Estate Management & Development - 1.6%
Jones Lang LaSalle Inc.	111,790	11,149,934

TOTAL FINANCIALS		147,071,012

HEALTH CARE - 6.6%
Life Sciences Tools & Services - 0.3%
Enzo Biochem Inc.	478,329	2,004,199	*

Pharmaceuticals - 6.3%
GlaxoSmithKline PLC, ADR	139,380	5,353,586
Johnson & Johnson	183,780	10,888,965
Merck & Co. Inc.	410,710	13,557,537
Novartis AG, ADR	254,770	13,846,749

Total Pharmaceuticals		43,646,837

TOTAL HEALTH CARE		45,651,036

INDUSTRIALS - 17.5%
Aerospace & Defense - 5.6%
Boeing Co.	175,510	12,975,454
Honeywell International Inc.	220,910	13,190,536
Huntington Ingalls Industries Inc.	30,350	1,259,525	*
Northrop Grumman Corp.	182,100	11,419,491

Total Aerospace & Defense		38,845,006

Building Products - 0.3%
Masco Corp.	126,860	1,765,891

Construction & Engineering - 1.7%
EMCOR Group Inc.	49,805	1,542,461	*
Fluor Corp.	107,570	7,923,606
Jacobs Engineering Group Inc.	44,950	2,311,779	*

Total Construction & Engineering		11,777,846

Electrical Equipment - 1.8%
Babcock & Wilcox Co.	274,475	9,161,976	*
Emerson Electric Co.	57,240	3,344,533

Total Electrical Equipment		12,506,509

Industrial Conglomerates - 2.0%
McDermott International Inc.	542,730	13,779,915	*

Machinery - 6.1%
Deere & Co.	189,100	18,321,899
Dover Corp.	145,100	9,538,874
Oshkosh Corp.	141,700	5,013,346	*
Parker Hannifin Corp.	101,500	9,610,020

Total Machinery		42,484,139

TOTAL INDUSTRIALS		121,159,306

INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 3.6%
Cisco Systems Inc.	616,830	10,578,635
Telefonaktiebolaget LM Ericsson, ADR	1,113,270	14,316,652

Total Communications Equipment		24,895,287

Internet Software & Services - 2.7%
eBay Inc.	606,490	18,825,449	*

Semiconductors & Semiconductor Equipment - 8.2%
Applied Materials Inc.	1,103,510	17,236,826
Samsung Electronics Co., Ltd., GDR	45,600	19,430,160
Texas Instruments Inc.	573,920	19,834,675

Total Semiconductors & Semiconductor Equipment		56,501,661

Software - 3.1%
Lawson Software Inc.	508,900	6,157,690	*
Microsoft Corp.	477,630	12,112,697

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY			SHARES	VALUE
Symantec Corp.			186,900	$3,465,126	*

Total Software				21,735,513

TOTAL INFORMATION TECHNOLOGY				121,957,910

MATERIALS - 3.3%
Metals & Mining - 3.3%
BHP Billiton Ltd., ADR			74,450	7,138,266
Nucor Corp.			122,500	5,637,450
United States Steel Corp.			191,660	10,338,140

TOTAL MATERIALS				23,113,856

TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 1.3%
AT&T Inc.			279,730	8,559,738

Wireless Telecommunication Services - 2.1%
Vodafone Group PLC, ADR			508,802	14,628,057

TOTAL TELECOMMUNICATION SERVICES				23,187,795

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $488,802,558)				685,552,998

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreements - 0.9%
Interest in $562,442,000 joint tri-party repurchase agreement dated 3/31/11 with Barclays Capital Inc.; Proceeds at maturity - $6,164,019; (Fully collateralized by various U.S. government obligations, 1.375% to 1.750% due 1/15/20 to 1/15/28; Market value - $6,287,280) (Cost - $6,164,000)	0.110%	4/1/11	$6,164,000	6,164,000

TOTAL INVESTMENTS - 100.0% (Cost - $494,966,558#)				691,716,998
Other Assets in Excess of Liabilities - 0.0%				337,073

TOTAL NET ASSETS - 100.0%				$692,054,071

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio (the “Portfolio”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)		TOTAL
Long-term investments†:
Common stocks:
Consumer staples	$33,821,798	—	$0	*	$33,821,798
Other common stocks	651,731,200	—	—		651,731,200

Total long-term investments	$685,552,998	—	$0	*	$685,552,998

Short-term investments†	—	$6,164,000	—		6,164,000

Total investments	$685,552,998	$6,164,000	$0	*	$691,716,998

Notes to Schedule of Investments (unaudited) (continued)

†	See Schedule of Investments for additional detailed categorizations.

*	Value is less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

COMMON STOCKS
INVESTMENTS IN SECURITIES	CONSUMER STAPLES
Balance as of December 31, 2010	$0	*
Accrued premiums/discounts	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(1)	—
Net purchases (sales)	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of March 31, 2011	$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2011(1)	$0

*	Value is less than $1.

(1)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$205,058,879
Gross unrealized depreciation	(8,308,439)

Net unrealized appreciation	$196,750,440

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2011, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 24, 2011

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: May 24, 2011